Combined Results of Operations of Company and its Subsidiaries (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Robeco Groep N. V.
Business Acquisition [Line Items]
Total revenues	¥ 1,371,773	¥ 1,162,081
Income from Continuing Operations	187,765	130,050
DAIKYO
Business Acquisition [Line Items]
Total revenues	1,617,195	1,336,271
Income from Continuing Operations	¥ 203,243	¥ 133,572